NOTES PAYABLE CURRENT	12 Months Ended
Dec. 31, 2020
NOTES PAYABLE CURRENT
NOTE 6. - NOTES PAYABLE - CURRENT

NOTE 6. - NOTES PAYABLE - CURRENT

Notes payable consist of:

	December 31,
	2020	2019
Demand note payable, 10%, secured by Software (A)	$12,500	$12,500
Demand note payable to former director, 10%, unsecured (B)	0	30,000
Convertible demand note payable to former director, 12%, unsecured (B)	0	40,000
Convertible notes payable, 6% (C)	150,000	150,000
Convertible term note payable, 7%, secured (D)	0	100,000
	$162,500	$332,500

(A)	Demand Note payable, 10%, secured by Software - During 2015, the Company issued a note in connection with the purchase of Software.

(B)

Demand note payable to former director, 10%, unsecured and Convertible demand note payable to former director, 12%, unsecured - These notes were paid off in 2020 as part of the transaction noted in Note 7 (F).

(C)

Convertible notes payable, 6%, maturity date of December 31, 2016 - At December 31, 2020, the Company was obligated to unrelated third parties for $150,000 ($150,000 - 2019) (“The Notes”). The principal is unsecured and convertible at the option of the holders into shares of common stock at $.05 per share, subject to certain limitations.

(D)

Convertible term note payable, 7%, secured, maturity date of October 4, 2016 - The note bears interest at the rate of 7% per annum, payable monthly, and is secured by a subordinate lien on all the Company’s assets. The note's principal is convertible at the option of the holder into shares of the Company’s common stock at $.10 per share, which was the price of the Company's common stock on the closing date of the agreement. Subsequent to December 31, 2020, the Company extended Maturity date to January 1, 2024.

Notes payable - related parties consist of:

	December 31,
	2020	2019
Demand notes payable to officer and director, 6%, unsecured	$0	$38,000
Demand note payable to director, 6%, unsecured	0	20,000
	$0	$58,000

Both Notes payable – related parties were paid off in 2020.